advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at December 31 (millions)	2023	2022
Advance billings	$718	$662
Deferred customer activation and connection fees	3	5
Customer deposits	15	12
Contract liabilities	736	679
Other	235	212
	$971	$891

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2023	2022
Balance, beginning of period		$914	$870
Revenue deferred in previous period and recognized in current period		(625)	(630)
Net additions arising from operations		678	623
Additions arising from business acquisitions		7	51
Balance, end of period		$974	$914
Current		$886	$826
Non-current	27
Deferred revenues		84	82
Deferred customer activation and connection fees		4	6
		$974	$914
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$886	$826
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(137)	(133)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(13)	(14)
		$736	$679